Condensed Consolidated Statements of Comprehensive Income (Unaudited) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		1 Months Ended
	Mar. 31, 2012 Successor	Mar. 31, 2011 Successor	Jan. 25, 2011 Predecessor
Tax related to Foreign currency translation adjustment	$ 0	$ 0	$ (15)
Tax related to Pension and OPEB liability	$ (9,953)	$ 0	$ (71)